Owners' Capital/Partners' Equity - Voting Rights (Details)	Dec. 31, 2017 director Vote
Owners' Capital/Partners' Equity
Maximum percentage of ownership that can be voted	4.90%
Minimum number of board of directors that may be elected in annual meeting	1
General partner
Owners' Capital/Partners' Equity
Number of directors that may be appointed	4
Common units
Owners' Capital/Partners' Equity
Number of vote per unit | Vote	1
Preference units
Owners' Capital/Partners' Equity
Number of vote per unit | Vote	0
Number of directors that may be appointed	1
Preference units | General partner
Owners' Capital/Partners' Equity
Number of directors that may be appointed	1